Note 1 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Number of Branches		16
Servicing Asset at Fair Value, Amount, Ending Balance		$ 70,800,000	$ 59,400,000
Goodwill, Impairment Loss		0	0
Finance Lease, Right-of-Use Asset		4,012,000
Tax Cuts and Jobs Act, Reclassification from AOCI to Retained Earnings, Tax Effect	$ 187,000
Finance Lease, Liability, Total		4,098,000
Operating Lease, Right-of-Use Asset		$ 903,000
Accounting Standards Update 2016-01 [Member]
Reclassification of AOCI and Retained Earnings	$ 141,000
Accounting Standards Update 2016-02 [Member]
Finance Lease, Right-of-Use Asset				$ 3,800,000
Operating Lease, Liability, Total				1,100,000
Finance Lease, Liability, Total				3,800,000
Operating Lease, Right-of-Use Asset				$ 1,100,000
Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life		10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		20 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		40 years